Stock-Based Compensation - Summary of The Black-Scholes Option Pricing Model to Estimate The Fair Value of Stock Option Granted (Details)	12 Months Ended
	Jan. 02, 2022	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.50%
Expected term (years)		6 years
Dividend yield	0.00%	0.00%
Volatility		37.80%
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.10%
Expected term (years)	6 months
Dividend yield	0.00%
Volatility	71.50%